GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	Year Ended December 31,
	2024	2023	2022

	U.S. dollars in thousands
Payroll and related expenses	4,515	7,035	10,521
Share-based payments	550	1,560	3,971
Professional services and supply chain	3,118	5,391	10,787
Medical affairs	131	818	1,214
Office-related expenses	749	958	1,434
Other	504	457	659
	9,567	16,219	28,586